TAXATION (Schedule of Movement of Valuation Allowances) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION [Abstract]
At beginning of year	¥ (75,277,578)	¥ (242,117,755)	¥ (402,860,548)
Current year additions	(60,653,347)	(55,339,194)	(21,347,390)
Utilization and reversal of valuation allowances	32,914,257	222,179,371	182,090,183
At end of year	¥ (103,016,668)	¥ (75,277,578)	¥ (242,117,755)